Other assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets

Other assets consist of the following:

	2012	2011
Restricted cash	$7,063	$4,693
Deferred financing costs	8,706	8,503
Other	3,981	4,410

	19,750	17,606
Less: current portion	(833)	(833)

	$18,917	$16,773